FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

January 13, 2017

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Forum Funds (the "Trust" or "Registrant") File Nos. 002-67052/811-03023 Post-Effective Amendment ("PEA") No. 559

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant, is Post-Effective Amendment No. 559 to the Registrant's currently effective Registration Statement on Form N-1A. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purpose of this filing is to register the Absolute Mohican Convertible Arbitrage Fund (the "Fund"), a new series of the Registrant. Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment.

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary R. Tackett

Zachary R. Tackett

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